Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2015
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Apr. 01, 2016
Prospectus Date	Apr. 01, 2016
Eaton Vance Hedged Stock Fund | Class A
Risk/Return:
Trading Symbol	EROAX
Eaton Vance Hedged Stock Fund | Class C
Risk/Return:
Trading Symbol	EROCX
Eaton Vance Hedged Stock Fund | Class I
Risk/Return:
Trading Symbol	EROIX